S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share	6.2
Net Tangible Book Value, Adjusted, per Share	$ 3.8
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (63,657)
Net Tangible Book Value, Amount of Dilution | $	202,000,000
Net Tangible Book Value, Adjusted | $	$ 177,112,814
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	9,857,142
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	28,571,428
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.21
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 6.2
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(8,000,000)
No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(187,700)
No Redemption [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (16,700,000)
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share	(1.74)
Net Tangible Book Value, Adjusted, per Share	$ 11.74
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (63,657)
Net Tangible Book Value, Amount of Dilution | $	202,000,000
Net Tangible Book Value, Adjusted | $	$ (14,887,186)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	9,857,142
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,571,428
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(1.7)
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	11.7
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(1.74)
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 11.74
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (200,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	0
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(187,700)
Redemption at 100 Percent of Maximum [Member] | Warrant Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(16,700,000)
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	64,171
Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 64,171
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,285,714)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,285,714)
Ordinary Shares Offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)